Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Retained Earnings [Member]
Cash dividends, per share (in dollars per share)	$ 0.05	$ 0.04